Document And Entity Information	Jun. 23, 2026
Document Information [Line Items]
Document Type	S-1
Entity Central Index Key	0002140700
Entity Registrant Name	Hoya Acquisition Corp. I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false